Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Warrants [Abstract]
Warrants

9. Warrants

The following table summarizes the Company’s outstanding warrants to purchase common stock as of March 31, 2020 and December 31, 2019:

	Number of Warrants:
Warrant Issuance	March 31, 2020	December 31, 2019	Exercise Price	Expiration Date
Liability-classified Warrants
November 2015 Investors	104,168	104,168	$63.60	May 2021
November 2015 Placement Agent	279	279	$63.60	Nov. 2020
March 2016 Investors	50,651	50,651	$50.40	Sept. 2021
September 2016 Investors	67,084	67,084	$36.00	Mar. 2022
June 2017 Investors	126,264	126,264	$48.00	Dec. 2022
June 2017 Placement Agent	15,153	15,153	$49.50	June 2022
October 2017 Investors	136,058	136,058	$34.20	Apr. 2023
October 2017 Placement Agent	16,327	16,327	$36.72	Oct. 2022
Total liability classified warrants	515,984	515,984

Equity-classified Warrants
October 2018 Investors	480,771	480,771	$20.04	Apr. 2024
October 2018 Placement Agent	28,848	28,848	$19.50	Oct. 2023
January 2019 Investors	895,886	895,886	$9.60	Jan. 2024
Total equity-classified warrants	1,405,505	1,405,505

Total outstanding warrants	1,921,489	1,921,489

The following table summarizes the Company’s warrant activity for the three months ended March 31, 2020:

	Number of Warrants
	Liability-classified	Equity- classified	Total	Weighted average exercise price
Balance, January 1, 2020	515,984	1,405,505	1,921,489	$22.10
Issued during the period	-	-	-	$-
Exercised during the period	-	-	-	$-
Expired during the period		-	-	$-

Balance, March 31, 2020	515,984	1,405,505	1,921,489	$22.10

At March 31, 2020, the weighted average remaining contractual life of the outstanding warrants was 3.4 years.

The following table summarizes the fair value of the liability-classified warrants as of the respective balance sheet dates:

	Fair Value as of:
Warrant Issuance:	March 31, 2020	December 31, 2019
November 2015 Investors	$971	$55
November 2015 Placement Agent	-	-
March 2016 Investor	1,240	439
September 2016 Investors	14,639	3,196
June 2017 Investors	30,364	11,736
June 2017 Placement Agent	2,574	845
October 2017 Investors	46,178	23,772
October 2017 Placement Agent	4,143	1,674
Total:	$100,109	$41,717

The assumptions used in calculating the fair values of the liability-classified warrants are as follows:

	March 31, 2020	December 31, 2019
Trading market prices	$1.80	$1.91
Estimated future volatility	100%	102%
Dividend	-	-
Estimated future risk-free rate	0.20-0.41%	1.57-1.72%
Equivalent volatility	113-129%	85-94%
Equivalent risk-free rate	0.13-0.19%	1.57-1.59%
Fundamental transaction likelihood	50%	50%
Fundamental transaction timing	July 2020	April 2020

.

Changes in the fair value of the warrant liabilities, carried at fair value, reported as “unrealized (loss) gain on fair value of warrants” in the statement of operations:

	For the Three Months Ended March 31,
	2020	2019
November 2015 Investors	$(916)	$197,084
November 2015 Placement Agent	-	380
March 2016 Investors	(801)	114,799
September 2016 Investors	(11,443)	217,869
June 2017 Investors	(18,628)	388,391
June 2017 Placement Agent	(1,729)	41,911
October 2017 Investors	(22,406)	496,501
October 2017 Placement Agent	(2,469)	56,436
Total:	$(58,392)	$1,513,371

12. Warrants

The following table summarizes the Company’s outstanding warrants to purchase common stock as of December 31, 2019 and 2018

	Number of Warrants:
Warrant Issuance	December 31, 2019	December 31, 2018	Exercise Price	Expiration Date
Liability-classified Warrants
January 2014 Investors	-	39,683	$153.60	Jan. 2019
November 2015 Investors	104,168	104,168	$63.60	May 2021
November 2015 Placement Agent	279	279	$63.60	Nov. 2020
March 2016 Investors	50,651	50,651	$50.40	Sept. 2021
September 2016 Investors	67,084	67,084	$36.00	Mar. 2022
June 2017 Investors	126,264	126,264	$48.00	Dec. 2022
June 2017 Placement Agent	15,153	15,153	$49.50	June 2022
October 2017 Investors	136,058	136,058	$34.20	Apr. 2023
October 2017 Placement Agent	16,327	16,327	$36.72	Oct. 2022
Total liability classified warrants	515,984	555,667

Equity-classified Warrants
October 2018 Investors	480,771	480,771	$20.04	Apr. 2024
October 2018 Placement Agent	28,848	28,848	$19.50	Oct. 2023
January 2019 Investors	895,886	-	$9.60	Jan. 2024
Total equity-classified warrants	1,405,505	509,619

Total outstanding warrants	1,921,489	1,065,286

The following table summarizes the Company’s warrant activity for the year ended December 31, 2019:

	Number of Warrants
	Liability-classified	Equity- classified	Total	Weighted average exercise price
Balance, January 1, 2019	555,667	509,619	1,065,286	$37.52
Issued during the period	-	895,886	895,886	$9.60
Exercised during the period	-	-	-	$-
Expired during the period	(39,683)	-	(39,683)	$153.60

Balance, December 31, 2019	515,984	1,405,505	1,921,489	$22.10

At December 31, 2019, the weighted average remaining contractual life of the outstanding warrants was 3.7 years.

Accounting for Liability-classified Warrants

The warrants issued to investors in the November 2015, March 2016 and September 2016 offerings contain a provision for net cash settlement in the event of a fundamental transaction (contractually defined to include a merger, sale of substantially all assets, tender offer or share exchange).  The warrant holder would have the option to receive cash equal to the fair value of the remaining unexercised portion of the warrant.  In addition, the warrants from these three and the June 2017 and October 2017 offerings contain a cashless exercise provision that is exercisable only in the event that a registration statement is not effective. That provision may not be operative if an effective registration statement is not available because an exemption under the U.S. securities laws may not be available to issue unregistered shares.  As a result, net cash settlement may be required, and these warrants require liability classification.

ASC 820 provides requirements for disclosure of liabilities that are measured at fair value on a recurring basis in periods subsequent to the initial recognition.  Fair values for warrants were determined using the Binomial Lattice (“Lattice”) valuation technique.  The Lattice model provides for dynamic assumptions regarding volatility and risk-free interest rates within the total period to maturity.  Accordingly, within the contractual term, the Company provided multiple date intervals over which multiple volatilities and risk-free interest rates were used.  These intervals allow the Lattice model to project outcomes along specific paths that consider volatilities and risk-free rates that would be more likely in an early exercise scenario.

Significant assumptions are determined as follows:

Trading market values—Published trading market values;

Exercise price—Stated exercise price;

Term—Remaining contractual term of the warrant;

Volatility—Historical trading volatility for periods consistent with the remaining terms; and

Risk-free rate—Yields on zero coupon government securities with remaining terms consistent with the remaining terms of the warrants.

Due to the fundamental transaction provision, which could provide for early redemption of the warrants, the model also considered the probability the Company would enter into a fundamental transaction during the remaining term of the warrant.  Historically, the Company has considered the probability of a fundamental transaction occurring to be remote, however, in September 2019, the Company commenced a process to explore and evaluate strategic alternatives to enhance shareholder value, which could result in a fundamental transaction as defined by the warrant agreements. Therefore, the Company adjusted the likelihood and timing of its fundamental transaction  assumptions when calculating the fair values of the liability-classified warrants as of December 31, 2019.

The significant unobservable inputs used in the fair value measurement of the warrants include management’s estimate of the probability that a fundamental transaction may occur in the future.  Significant increases (decreases) in the probability of occurrence would result in a significantly higher (lower) fair value measurement.

The following table summarizes the fair value of the warrants as of the respective balance sheet dates:

	Fair Value as of:
Warrant Issuance:	December 31, 2019	December 31, 2018
November 2015 Investors	$55	$234,918
November 2015 Placement Agent	-	435
March 2016 Investor	439	160,099
September 2016 Investors	3,196	333,834
June 2017 Investors	11,736	623,324
June 2017 Placement Agent	845	65,149
October 2017 Investors	23,772	801,551
October 2017 Placement Agent	1,674	88,276
Total:	$41,717	$2,307,586

The assumptions used in calculating the fair values of the warrants are as follows:

	December 31, 2019	December 31, 2018
Trading market prices	$1.91	$11.16
Estimated future volatility	102%	105%
Dividend	-	-
Estimated future risk-free rate	1.57-1.72%	2.35-2.53%
Equivalent volatility	85-94%	99-104%
Equivalent risk-free rate	1.57-1.59%	2.51-2.55%
Fundamental transaction likelihood	50%	5%
Fundamental transaction timing	April 2020	End of warrant term

Changes in the fair value of the warrant liabilities, carried at fair value, as reported as “unrealized gain on fair value of warrants” in the statement of operations:

	For the Year Ended December 31,
	2019	2018
Expired Warrants	$-	$64,307
November 2015 Investors	234,863	1,025,132
November 2015 Placement Agent	435	2,501
March 2016 Investors	159,660	537,455
September 2016 Investors	330,638	720,249
June 2017 Investors	611,588	1,358,540
June 2017 Placement Agent	64,304	156,442
October 2017 Investors	777,779	1,504,001
October 2017 Placement Agent	86,602	177,422
Total:	$2,265,869	$5,546,049